Loans (Activity in Allowance for Loan and Lease Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for credit losses:
Beginning Balance	$ 1,518	$ 2,831
Charge-offs	(1,236)	(1,744)
Recoveries	101	147
Provision	1,367	284
Ending Balance	1,750	1,518
Commercial Construction [Member]
Allowance for credit losses:
Beginning Balance	10	535
Charge-offs		(93)
Recoveries
Provision	54	(432)
Ending Balance	64	10
Commercial Real Estate [Member]
Allowance for credit losses:
Beginning Balance	393	1,281
Charge-offs	(265)	(334)
Recoveries	10	79
Provision	441	(633)
Ending Balance	579	393
Commercial - non real estate [Member]
Allowance for credit losses:
Beginning Balance	53	192
Charge-offs		(6)
Recoveries		1
Provision	16	(134)
Ending Balance	69	53
Consumer - Real Estate [Member]
Allowance for credit losses:
Beginning Balance	146	228
Charge-offs	(87)	(166)
Recoveries	16	31
Provision	24	53
Ending Balance	99	146
Consumer [Member]
Allowance for credit losses:
Beginning Balance	46	59
Charge-offs	(44)	(26)
Recoveries	10	11
Provision	21	2
Ending Balance	33	46
Residential [Member]
Allowance for credit losses:
Beginning Balance	870	536
Charge-offs	(840)	(1,119)
Recoveries	65	25
Provision	811	1,428
Ending Balance	906	870
Unallocated Financing Receivables [Member]
Allowance for credit losses:
Beginning Balance
Charge-offs
Recoveries
Provision
Ending Balance